Share-Based Payments - Additional Information (Details)		12 Months Ended
	Jun. 21, 2022 $ / shares shares	Mar. 31, 2024 CAD ($) shares Year $ / shares	Mar. 31, 2024 CAD ($) shares Year $ / shares	Mar. 31, 2023 CAD ($) shares Year $ / shares	Mar. 31, 2023 CAD ($) shares Year $ / shares	Jun. 21, 2022 $ / shares shares	Mar. 31, 2022 Year shares	Jun. 14, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares		$ 2.45		$ 2.66
Exercise price (in CAD per option) | (per share)	$ 1.38					$ 1.06
Share based Payment Arrangement, Maximum Eligible Employee Annual Bonus DSU		50.00%
Share based Payment Arrangement, Maximum Eligible Employee Annual Matching DSUs		25.00%
Vesting Date, Deferred Stock Units		1 year
Compensation expense related to the options granted | $		$ 6,257,000		$ 8,112,000
Settlement of RSUs | $		371,000		0
Datum Consulting Group, LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares | $		$ 2,099,000		2,644,000
Matricis Informatique Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares | $				100,000
Askida Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares | $				$ 251,000
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settlement period, Canadian participants		90 days
Number of other equity instruments granted in share-based payment arrangement (in shares)		280,100
Number of other equity instruments outstanding in share-based payment arrangement		1,178,080	1,178,080	666,974	666,974		439,521
Settled (in shares)		(73,682)		0
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)				0
Number of other equity instruments outstanding in share-based payment arrangement				181,498	181,498		181,498
Settled (in shares)				0
Performance Share Unit (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted (in CAD per share) | $		$ 2.30	$ 2.30	$ 3.25	$ 3.25
Aggregate fair value of other equity instruments granted | $		$ 3,104,000		$ 1,716,000
Performance Share Units		1,349,752	1,349,752	528,120	528,120			528,120
Number of share options outstanding in share-based payment arrangement | Year		2,156,527	2,156,527	855,383	855,383		332,263
Multiple Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available to purchase of shares (in shares)		505,264
Subordinate Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued		73,682
Proceeds from issuing shares | $		$ 201,000
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable at year end (in shares)		3,320,696	3,320,696	3,400,696	3,400,696
Options issued (in shares)	626,230					626,230
United States of America, Dollars
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options issued (in shares)	265,125					265,125
Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Number of subordinated voting shares purchased (in shares)	891,355
Long Term Incentive Plan | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		280,100		227,453
Fair value of other equity instruments granted (in CAD per share) | $		$ 2.01	$ 2.01	$ 2.55	$ 2.55
Aggregate fair value of other equity instruments granted | $		$ 563,000		$ 579,000
Long Term Incentive Plan | Deferred Share Units, Issued Under The LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement		873,392	873,392
Long Term Incentive Plan | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled (in shares)		(181,498)
Settlement of RSUs | $		$ 371,000
Long Term Incentive Plan | Subordinate Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued		14,707
Proceeds from issuing shares | $		$ 33,000
Long Term Incentive Plan | CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable at year end (in shares)		1,932,064	1,932,064	1,464,014	1,464,014
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares		$ 0		$ 2.27
Number of share options outstanding in share-based payment arrangement		3,320,696	3,320,696	3,400,696	3,400,696		3,079,598
Long Term Incentive Plan | United States of America, Dollars
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable at year end (in shares)		509,525	509,525	284,400	284,400
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares			$ 1.67		$ 0
Number of share options outstanding in share-based payment arrangement		1,016,575	1,016,575	1,084,175	1,084,175		1,004,484
Long Term Incentive Plan | Subordinate Voting Shares and Multiple Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of aggregate number of shares issued and outstanding		10.00%
Share Unit Plan, SUP | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of other equity instruments granted (in CAD per share) | $		$ 2.30	$ 2.30
Performance Share Units		304,688	304,688
Compensation expense related to the options granted | $		$ 701,000
Share Unit Plan, SUP | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		349,700
Fair value of other equity instruments granted (in CAD per share) | $		$ 2.23	$ 2.23
Compensation expense related to the options granted | $		$ 780,000
Number of other equity instruments outstanding in share-based payment arrangement		349,700	349,700
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee’s basic contribution		10.00%